ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Feb. 28, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule Of Major Subsidiaries And Consolidated Variable Interest Entities And Schools

Place of
	Later of date of	incorporation (or	Percentage
	incorporation or	establishment)	of legal	Principal	Nature of
Name	acquisition	/operation	ownership	activities	company
TAL Holding Limited (“TAL Hong Kong”)	March 11, 2008	Hong Kong	100%	Intermediate holding company	Subsidiary
Beijing Century TAL Education Technology Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales, and consulting service	Subsidiary
Beijing Xintang Sichuang Education Technology Co., Ltd. (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and Network development, sales, and consulting service	Subsidiary
Pengxin TAL Industrial investment (Shanghai) Co., Ltd. (“Pengxin TAL”)	June 26, 2014	Shanghai	100%	Investment management and consulting services	Subsidiary
Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A*	Sales of educational materials and products	VIE
Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A*	Technology development and Educational consulting service	VIE
Xinxin Xiangrong Education Technology (Beijing) Co., Ltd. (“Xinxin Xiangrong”)	June 23, 2015	Beijing	N/A*	Technology development and Educational consulting service	VIE
TAL Training School (Shanghai) Co., Ltd. (“TAL Shanghai”)	February 20, 2019	Shanghai	N/A*	Learning services	VIE’s subsidiaries and schools
TAL Education Technology (Jiangsu) Co., Ltd.(“TAL Jiangsu”)	July 4, 2018	Jiangsu	N/A*	Technology development and consulting service	VIE’s subsidiaries and schools
Shidai TAL Education Technology (Beijing) Co., Ltd.(“Shidai TAL”)	July 26, 2018	Beijing	N/A*	Technology development and consulting service	VIE’s subsidiaries and schools
Shenzhen Xueersi Training Center (“Shenzhen School”)	November 12, 2013	Shenzhen	N/A*	Learning services	VIE’s subsidiaries and schools
*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Variable Interest Entities

	As of February 28,	As of February 28,
	2021	2022

Cash and cash equivalents	$820,301	$359,208
Other current assets	324,568	276,804

Total current assets	1,144,869	636,012

Property and equipment, net	430,137	206,030
Other non-current assets	2,555,459	883,759

Total assets	4,130,465	1,725,801

Deferred revenue-current	1,328,473	182,337
Other current liabilities	1,488,763	583,051

Total current liabilities	2,817,236	765,388

Total non-current liabilities	1,163,622	164,169

Total liabilities	$3,980,858	$929,557

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements – continued

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2020	2021	2022

Net revenues	$3,058,285	$4,244,907	$4,193,212
Net income	$534,070	$488,866	$186,848

The following are cash flows of the VIEs and VIEs’ subsidiaries for the years ended February 29, 2020, February 28, 2021 and 2022:

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2020	2021	2022

Net cash provided by / (used in) operating activities	$1,747,371	$(1,034,695)	$(1,418,908)
Net cash used in investing activities	$(1,674,658)	$(224,235)	$(194,349)
Net cash provided by financing activities	$3,071	$1,758,838	$1,536,258